Accrued Liabilities (Details) - Schedule of Accrued Liabilities - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Liabilities [Abstract]
Accrued expenses	$ 11,931	$ 4,265	$ 2,181
Accrued interest	8,731	5,269	1,549
Other accrued	1,859	350	1,562
Total	$ 22,521	$ 9,884	$ 5,292